Note 17 - Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of deferred income tax and social contribution [text block]
17.	DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION

Deferred taxes for income tax and social contribution taxes are calculated on tax losses, the negative tax basis of social contributions and the temporary differences between the tax bases and the carrying amount in the financial statement of assets and liabilities. The rates of these taxes in Brazil, which are expected at the realization of deferred taxes, are
25%
for income tax and
9%
for social contribution. For the other regions, with operational activity, expected rates, are as follow:

Central America and the Caribbean	from 23%	to	31%
Latin America (i)	from 14%	to	35%
Canada		26%

(i) Amendments to Argentine tax legislation approved on
December 29, 2017
affect tax periods beginning in
October 2018
and reduce the income tax rate in the
first
two
years from
35%
to
30%
and, as a after, to
25%.
For fiscal year
2017,
however, there is an impact of R $
33.0
million in deferred income tax.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available to be used to offset temporary differences / loss carry forwards based on projections of future results prepared and based on internal assumptions and future economic scenarios which may
therefore change.

The amount of deferred income tax and social contribution by type of temporary difference is detailed as follows:

	2017			2016
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	39.0	-	39.0	9.0	-	9.0
Intangible	-	(719.5)	(719.5)	0.7	(733.9)	(733.2)
Employee benefits	631.1	-	631.1	467.6	-	467.6
Trade payables	1,382.4	(314.2)	1,068.2	977.4	(531.3)	446.1
Trade receivable	52.3	-	52.3	42.7	-	42.7
Derivatives	6.8	(5.8)	1.0	71.1	(110.7)	(39.6)
Inventories	248.7	(18.1)	230.6	267.4	(13.8)	253.6
Property, plant and equipment	-	(920.5)	(920.5)	-	(905.7)	(905.7)
Withholding tax over undistributed profits and royalties	-	(788.6)	(788.6)	-	(684.8)	(684.8)
Investments in associates	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Loss carryforwards	501.0	-	501.0	1,139.9	-	1,139.9
Provisions	347.3	(39.7)	307.6	448.9	(44.6)	404.3
Other items	-	(30.5)	(30.5)	(15.1)	(24.7)	(39.8)
Gross deferred tax assets / (liabilities)	3,208.6	(3,258.5)	(49.9)	3,409.6	(3,471.1)	(61.5)
Netting by taxable entity	(929.3)	929.3	-	(1,141.4)	1,141.4	-
Net deferred tax assets / (liabilities)	2,279.3	(2,329.2)	(49.9)	2,268.2	(2,329.7)	(61.5)

The Company only offsets the balances of deferred income tax and social contribution assets against liabilities when they are within the same entity and are expected to be realized in the same period.

Tax losses and negative bases of social contribution and temporary deductible differences in Brazil, on which the deferred income tax and social contribution were calculated, have no
expiry date.

At
December 31, 2017
the assets and liabilities deferred taxes related to combined tax losses has an expected utilization/settlement by temporary differences as follows:

	2017
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	39.0	39.0
Intangible assets	-	(719.5)	(719.5)
Employee benefits	112.8	518.3	631.1
Trade payables	1,382.4	(314.2)	1,068.2
Trade receivable	47.3	5.0	52.3
Derivatives	1.0	-	1.0
Inventories	230.6	-	230.6
Property, plant and equipment	(58.1)	(862.4)	(920.5)
Withholding tax over undistributed profits and royalties	-	(788.6)	(788.6)
Investments in associates	-	(421.6)	(421.6)
Provisions	91.7	215.9	307.6
Other items	-	(30.5)	(30.5)
Total	1,807.7	(2,358.6)	(550.9)

Deferred tax related to tax losses	2017
2018	209.0
2019	98.3
2020	16.1
2021	10.6
A partir de 2022 (i)	167.0
Total	501.0

(i) There is
no
expectation of realization that exceeds the term of
10
years.

As at
December 31, 2017,
deferred tax assets in the amount of
R$427.4
(
R$455.6
as at
December 31, 2016)
related to tax losses and temporary differences of subsidiaries abroad were not
recorded as the realization is
not
probable.

Major part of the fiscal losses amount do
not
have a carryforward limit for utilization and the tax losses carried forward in relation to them are equivalent to
R$1,709.5
in
December 31, 2017 (
R$2,285.2
in
December 31, 2016).

The net change in deferred income tax and social contribution is detailed as follows:

At December 31, 2015	276.3
Full recognition of actuarial gains/(losses)	57.7
Investment hedge	(12.0)
Investment hedge - put option of a subsidiary interest	(364.6)
Cash flow hedge - gains/(losses)	536.2
Gains/losses on translation of other foreign operations	(578.2)
Recognized in other comprehensive income	(360.9)
Recognized in income statement	98.9
Changes directly in balance sheet	(75.8)
Recognized in deferred tax	(21.6)
Anticipation federal amnesty	(54.2)
At December 31, 2016	(61.5)
Full recognition of actuarial gains/(losses)	40.2
Investment hedge	(262.7)
Investment hedge - put option of a subsidiary interest	(31.8)
Cash flow hedge - gains/(losses)	(269.2)
Gains/(losses) on translation of other foreign operations	136.1
Recognized in other comprehensive income	(387.4)
Recognized in income statement	253.0
Changes directly in balance sheet	146.0
Recognized in deferred tax	35.4
Recognized in other group of balance sheet	110.6
At December 31, 2017	(49.9)